UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read Instructions at end of Form before preparing Form.



           1.        Name and address of issuer:

                            Salomon Smith Barney Inc.
                        388 Greenwich Street, 23rd Floor
                               New York, NY 10013

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
           2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |_|

                          Tax-Exempt Securities Trust,
                               National Trust 210


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           3.        Investment Company Act File Number:

                                                               811-2560
                     Securities Act File Number:
                                                               33-59457

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           4(a). Last day of fiscal year for which this Form is filed:

                                December 31, 1998


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           4(b)./ /    Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)


           Note:  If the Form is being filed late, interest must be paid on the registration fee due.


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           4(c)./ /  Check box if this is the last time the issuer  will be filing this Form.





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679192.1

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           5. Calculation of registration fee:

           (i)       Aggregate sale price of securities sold
                     during the fiscal year pursuant to section
                     24(f):                                                                                    $             695,913
                                                                                                                   -----------------
           (ii)      Aggregate price of securities redeemed or
                     repurchased during the fiscal year:                                 $             516,086
                                                                                            ------------------
           (iii)     Aggregate price of securities redeemed or
                     repurchased during any prior fiscal year
                     ending no earlier than October 11, 1995
                     that were not previously used to reduce
                     registration fees payable to the
                     Commission:                                                         $             293,565
                                                                                            ------------------
           (iv)      Total  available  redemption  credits  [add items 5(ii) and
                     5(iii)]:
                                                                                                               $             809,651
                                                                                                                   -----------------
           (v)       Net  sales  -- if Item  5(i) is  greater  than  Item  5(iv)
                     [subtract Item 5(iv) from Item 5(i)]:
                                                                                                               $                   0
                                                                                                                   -----------------
           (vi)      Redemption credits available for use in future years ___ if
                     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
                     Item 5(i)]:
                                                                                         $  (         113,738)
                                                                                            ------------------
           (vii)     Multiplier for determining registration fee
                     (See Instruction C.9):                                                                    x             .000278
                                                                                                                   -----------------
           (viii)    Registration fee due [multiply Item 5(v) by
                     Item 5(vii)] (enter "0" if no fee is due):                                                =$                  0
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           6.        Prepaid Shares

           If the response to Item 5(i) was determined by deducting an amount of securities  that were  registered  under the  Securities  Act of 1933 pursuant to rule 24e-2 as in effect  before  October 11,  1997,  then report the  amount of  securities  (number of shares or other  units)
           deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are  available  for use by the issuer in future  fiscal  years,  then  state that  number here: 0 .
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           7.        Interest due -- if this Form is being filed
                     more than 90 days after the end of the
                     issuer's fiscal year  (see Instruction D):                                                +$                  0
                                                                                                                    ----------------
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           8.        Total of the amount of the registration fee
                     due plus any interest due [line 5(viii) plus
                     line 7]:                                                                                  =$                  0
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           9.        Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                               Method of Delivery:

                                                / / Wire Transfer
                                                / / Mail or other means

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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




                     By (Signature and Title)*      /s/MICHAEL BROPHY
                                                    Michael Brophy
                                                    Authorized Signatory


                     Date:  3/25/99

*Please print the name and title of the signing officer below the signature.

679192.1

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